Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. (the “Company” or “Euroseas”) was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus becoming the sole shareholder of Euroseas Ltd. at that time. In January 2007, the Company pursued a public offering and its common shares started trading on the Nasdaq Global Market under the ticker symbol “ESEA” on January 31, 2007 and since June 26, 2015, its common shares trade on the Nasdaq Capital Market.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 8).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co., which, in turn, collectively own 54.1% of the Company’s shares as of December 31, 2022.

As of  December 31, 2022, the Company had a working capital deficit of $26.8 million, which includes balloon loan repayments of $6.2 million, $6 million and $17.4 million due in  February 2023,  May 2023 and November 2023, respectively. For the year ended  December 31, 2022, the Company reported a net income and a net income attributable to common shareholders of $106.2 million and generated net cash from operating activities of $114.1 million. The Company’s cash balance amounted to $25.8 million, while cash in restricted and retention accounts amounted to $5.6 million as of  December 31, 2022. As noted in Note 4 below, the Company entered into agreements for the construction of nine container carriers. For the construction of the above vessels an amount of $107.5 million is payable in the twelve-month period ending  December 31, 2023. Another $134.0 million is payable until  June 30, 2024, within a remaining amount of $61.0 million payable by the end of 2024. All the payments are guaranteed by the Company. In addition, in February 2023, the Company signed a loan agreement and drew down $26.0 million for the partial debt financing of the first new building, M/V “Gregos” that was delivered on April 6, 2023 (see Note 20). The Company intends to fund its working capital requirements and capital commitments via cash on hand and cash flows from operations and funds from new mortgage debt financing for the vessels under construction. In the event that these sources are not sufficient, the Company  may also use funds from new mortgage debt financing for the vessels under construction and the five unencumbered vessels that the Company owns (following the full repayment of the balloon instalment due in February 2023, see Note 9-c), debt refinancing, debt balloon payment refinancing, proceeds from its on-going at-the-market offering and other equity offerings and sell vessels or the newbuilding contracts themselves (where equity and liquidity will be released), if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company is engaged in the ocean transportation of containers through ownership and operation of container carrier ship-owning companies. Details of the Company’s wholly owned subsidiaries are set out below:

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Allendale Investment S.A., incorporated in Panama on January 22, 2002, owner of the Panama flag 18,154 deadweight tons (“DWT”) / 1,169 twenty-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in 1993 and acquired on May 13, 2002. The vessel was sold on July 30, 2020.

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Alterwall Business Inc., incorporated in Panama on January 15, 2001, owner of the Panama flag 18,253 DWT / 1,169 TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in 1990 and acquired on February 16, 2001. The vessel was sold on September 30, 2020.

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Manolis Shipping Ltd., incorporated in the Republic of Marshall Islands on March 16, 2007, owner of the Marshall Islands flag 20,346 DWT / 1,452 TEU container carrier M/V “Manolis P”, which was built in 1995 and acquired on April 12, 2007. The vessel was sold on July 2, 2020.

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Noumea Shipping Ltd, incorporated in the Republic of Marshall Islands on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V “Evridiki G” (previously named “Maersk Noumea”), which was built in 2001 and acquired on May 22, 2008.

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Joanna Maritime Ltd., incorporated in the Republic of Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna”, which was built in 1999 and acquired on July 4, 2013.

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Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on August 19, 2016, owner of the Panamanian flag 18,581 DWT / 1,439 TEU container carrier M/V “Aegean Express”, which was built in 1997 and acquired on September 29, 2016.

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Gregos Shipping Ltd., incorporated in the Republic of Liberia on May 25, 2017, owner of the Liberian flag 35,600 DWT / 2,788 TEU container carrier M/V “EM Astoria”, which was built in 2004 and acquired on June 20, 2017.

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Athens Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 32,350 DWT / 2,506 TEU container carrier M/V “EM Athens”, which was built in 2000 and acquired on September 29, 2017. The vessel was sold on November 9, 2020.

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Corfu Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 34,654 DWT / 2,556 TEU container carrier M/V “EM Corfu”, which was built in 2001 and acquired on October 29, 2017.

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Oinousses Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 32,350 DWT / 2,506 TEU container carrier M/V “EM Oinousses”, which was built in 2000 and acquired on October 23, 2017. The vessel was sold on July 17, 2020.

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Bridge Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 71,366 DWT / 5,610 TEU container carrier M/V “Akinada Bridge”, which was built in 2001 and acquired on December 21, 2017.

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Diamantis Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 30,360 DWT / 2,008 TEU container carrier M/V “Diamantis P”, which was built in 1998 and acquired on August 2, 2019.

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Hydra Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,351 DWT / 1,740 TEU container carrier M/V “EM Hydra”, which was built in 2005 and acquired on August 2, 2019.

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Spetses Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,224 DWT / 1,740 TEU container carrier M/V “EM Spetses”, which was built in 2007 and acquired on August 7, 2019.

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Kea Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 42,165 DWT / 3,100 TEU container carrier M/V “EM Kea”, which was built in 2007 and acquired on August 7, 2019.

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Antwerp Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Antwerp”, which was built in 2008 and acquired on November 19, 2019.

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Keelung Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,969 DWT / 4,253 TEU container carrier M/V “Synergy Keelung”, which was built in 2009 and acquired on November 18, 2019.

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Oakland Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,787 DWT / 4,253 TEU container carrier M/V “Synergy Oakland”, which was built in 2009 and acquired on November 19, 2019.

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Busan Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Busan”, which was built in 2009 and acquired on November 21, 2019.

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Jonathan Shipowners Ltd., incorporated in the Republic of Liberia on August 25, 2021, owner of the Liberian flag 23,357 DWT / 1,740 TEU container carrier M/V “Jonathan P”, which was built in 2006 and acquired on October 18, 2021.

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Marcos Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 27, 2021, owner of the Panamanian flag 72,968 DWT / 6,350 TEU container carrier M/V “Marcos V”, which was built in 2005 and acquired on December 14, 2021.

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Gregos Maritime Ltd., incorporated in the Republic of the Marshall Islands on December 14, 2020, entered on June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4201). The vessel was delivered to the Company on April 6, 2023.

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Terataki Shipping Ltd., incorporated in the Republic of the Marshall Islands on  June 25, 2021, entered on  June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4202). The vessel is expected to be delivered in the second quarter of 2023.

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Tender Soul Shipping Ltd., incorporated in the Republic of the Marshall Islands on  January 27, 2022, entered on  January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4236). The vessel is expected to be delivered in the fourth quarter of 2023.

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Leonidas Shipping Ltd., incorporated in the Republic of the Marshall Islands on  January 27, 2022, entered on  January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4237). The vessel is expected to be delivered in the first quarter of 2024.

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Monica Shipowners Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4248). The vessel is expected to be delivered in the second quarter of 2024.

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Stephania Shipping Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4249). The vessel is expected to be delivered in the second quarter of 2024.

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Pepi Shipping Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4250). The vessel is expected to be delivered in the second quarter of 2024.

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Dear Panel Shipping Ltd., incorporated in the Republic of Liberia on May 20, 2022, entered on May 20, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4251). The vessel is expected to be delivered in the fourth quarter of 2024.

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Symeon Shipping Ltd., incorporated in the Republic of Liberia on May 20, 2022, entered on May 20, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4252). The vessel is expected to be delivered in the fourth quarter of 2024.

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Emmanuel Shipping Ltd., incorporated in the Republic of the Marshal Islands on April 27, 2022, owner of the Marshal Islands flag 50,796 DWT / 4,250 TEU container carrier M/V “Emmanuel P”, which was built in 2005 and acquired on May 24, 2022.

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Rena Shipping Ltd., incorporated in the Republic of the Marshal Islands on April 27, 2022, owner of the Marshal Islands flag 50,796 DWT / 4,250 TEU container carrier M/V “Rena P”, which was built in 2007 and acquired on June 27, 2022.

During the years ended December 31, 2020, 2021 and 2022, the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2020	2021	2022
Zim Integrated Shipping Services Ltd.	-	-	21%
Maersk Line A/S	19%	21%	21%
Sealand Maersk Asia Pte. Ltd.	-	-	21%
CMA CGM, Marseille	17%	24%	11%
Vasi Shipping Pte. Ltd., Singapore	-	15%	-
MSC Geneva	18%	-	-
New Golden Sea Shipping Pte. Ltd., Singapore	10%	-	-